RESEARCH AND DEVELOPMENT, NET (Tables)	12 Months Ended
Jan. 31, 2025
Research and Development [Abstract]
Schedule of Activity for Capitalized Software Development Costs	Activity for our capitalized software development costs for the years ended January 31, 2025, 2024, and 2023, was as follows:

	Year Ended January 31,
(in thousands)	2025	2024	2023
Capitalized software development costs, net, beginning of year	$8,370	$9,706	$13,920
Software development costs capitalized during the year	2,601	2,034	3,408
Amortization of capitalized software development costs	(2,858)	(3,370)	(4,708)
Business divestiture	—	—	(2,922)
Foreign currency translation and other	—	—	8
Capitalized software development costs, net, end of year	$8,113	$8,370	$9,706